THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 33.6%
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.9%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,270,872	$1,076,988
2.500%, 11/01/51 to 01/01/52	1,965,152	1,707,279
3.000%, 12/01/47	53,216	48,442
3.500%, 11/01/48	234,538	221,841
4.000%, 09/01/48	46,444	45,232
4.500%, 07/01/52	517,407	516,672
5.000%, 01/01/53 to 05/01/55	1,663,803	1,673,606
5.500%, 01/01/53 to 09/01/55	3,487,818	3,570,112
6.000%, 01/01/53 to 07/01/55	1,750,878	1,820,396
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/54 (A)	94,017	95,195
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	26,908	24,896
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	107,146	96,809
FNMA
1.790%, 08/01/31	165,567	145,725
1.850%, 09/01/35	226,141	201,449
2.000%, 01/01/42 to 12/01/51	3,035,735	2,515,761
2.500%, 06/01/50 to 04/01/52	2,789,060	2,429,065
3.000%, 12/01/31 to 07/01/52	4,367,772	3,978,629
3.040%, 01/01/28	156,549	154,151
3.500%, 07/01/43 to 09/01/52	1,921,429	1,812,613
4.000%, 03/01/48 to 04/01/54	697,882	675,529
4.500%, 06/01/52 to 09/01/52	715,995	714,672
5.000%, 02/01/31 to 05/01/55	1,374,725	1,387,267
5.500%, 12/01/39 to 08/01/54	1,681,114	1,717,750
6.000%, 10/01/53 to 03/01/54	1,218,337	1,254,533
FNMA REMICS, Ser 2005-24, Cl ZE
5.000%, 04/25/35	1,975	2,023
FNMA REMICS, Ser 2012-121, Cl TB
7.000%, 11/25/42	10,203	10,939
FNMA REMICS, Ser 2022-57, Cl FA
4.397%, SOFR30A + 0.700%, 09/25/52 (A)	642,976	638,510
FNMA TBA
3.000%, 02/15/45	125,000	110,774

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	$976	$1,001
GNMA
2.000%, 12/20/50 to 02/20/51	836,718	696,383
2.500%, 04/20/51 to 11/20/51	1,092,853	945,983
3.000%, 04/20/50	209,534	189,473
4.000%, 04/20/49 to 04/20/52	1,082,804	1,036,971
4.422%, 01/20/67 (A)	28,045	27,968
5.000%, 07/20/53	241,979	242,894
GNMA, Ser 2010-H14, Cl BI, IO
1.531%, 07/20/60 (A)	1,692	183
GNMA, Ser 2017-H16, Cl PT
4.465%, 05/20/66 (A)	44	44
UMBS TBA
3.500%, 03/01/40	675,000	623,550
4.000%, 02/15/56	128,000	122,231
5.000%, 02/15/56	1,096,000	1,095,698
		33,629,237
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.7%
BANK, Ser 2022-BNK40, Cl A4
3.390%, 03/15/64 (A)	115,000	107,834
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	68,613
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/62	195,000	207,605
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55 (A)	185,000	172,650
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.442%, 05/15/55 (A)	205,000	193,108
BFLD Commercial Mortgage Trust, Ser 660F, Cl B
5.480%, TSFR1M + 1.800%, 11/15/42 (A) (B)	190,000	190,810
BFLD Commercial Mortgage Trust, Ser 660F, Cl C
5.830%, TSFR1M + 2.150%, 11/15/42 (A) (B)	125,000	125,469
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.371%, TSFR1M + 1.691%, 08/15/41 (A) (B)	234,158	234,670

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/40 (A) (B)	$215,000	$217,046
Citigroup Commercial Mortgage Trust, Ser GC41, Cl A5
2.869%, 08/10/56	175,000	166,358
Citigroup Commercial Mortgage Trust, Ser P6, Cl A5
3.720%, 12/10/49 (A)	55,000	54,132
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	115,012
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	310,112	275,582
GPMT, Ser 2021-FL3, Cl A
5.290%, TSFR1M + 1.614%, 07/16/35 (A) (B)	29,281	29,294
HIH Trust, Ser 61P, Cl A
5.522%, TSFR1M + 1.842%, 10/15/41 (A) (B)	331,705	332,431
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	199,965
MAD Commercial Mortgage Trust, Ser 11MD, Cl A
4.912%, 10/15/42 (A) (B)	190,000	191,147
MF1, Ser 2025-FL17, Cl A
4.995%, TSFR1M + 1.320%, 02/18/40 (A) (B)	255,000	255,014
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	171,028	165,242
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.497%, SOFR30A + 0.800%, 11/25/54 (A) (B)	120,381	120,463
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.547%, SOFR30A + 0.850%, 04/25/55 (A) (B)	124,428	124,594
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A) (B)	166,233	169,154
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.047%, 10/25/48 (A) (B)	247,957	249,668
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	45,182	44,042

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	$120,000	$109,385
		4,119,288
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $38,811,587)		37,748,525
CORPORATE OBLIGATIONS — 31.6%

COMMUNICATION SERVICES — 4.7%
Alphabet
4.700%, 11/15/35	245,000	243,894
5.450%, 11/15/55	190,000	185,307
AT&T
3.500%, 06/01/41	240,000	188,622
3.550%, 09/15/55	195,000	129,515
4.750%, 04/30/33	240,000	239,437
4.900%, 11/01/35	170,000	167,375
5.700%, 11/01/54	215,000	205,290
6.000%, 11/15/34	20,000	20,685
Frontier Communications Holdings
6.000%, 01/15/30 (B)	219,000	220,920
6.750%, 05/01/29 (B)	106,000	106,372
IHS Holding
5.625%, 11/29/26 (B)	250,000	248,773
Meta Platforms
4.875%, 11/15/35	200,000	197,829
5.400%, 08/15/54	155,000	142,847
5.550%, 08/15/64	115,000	105,574
5.625%, 11/15/55	170,000	161,752
Paramount Global
5.900%, 10/15/40	240,000	204,810
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	204,469
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	441,988
Rakuten Group
9.750%, 04/15/29 (B)	245,000	274,487
Time Warner Cable
5.875%, 11/15/40	380,000	344,409
6.550%, 05/01/37	470,000	472,195
7.300%, 07/01/38	115,000	122,106
T-Mobile USA
5.700%, 01/15/56	280,000	270,501

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Verizon Communications
5.000%, 01/15/36	$325,000	$321,268
		5,220,425
CONSUMER DISCRETIONARY — 0.6%
Flutter Treasury DAC
6.375%, 04/29/29 (B)	215,000	221,653
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	231,340
Stellantis Finance US
5.350%, 03/17/28 (B)	200,000	204,404
		657,397
CONSUMER STAPLES — 1.3%
Altria Group
5.250%, 08/06/35	210,000	211,948
Anheuser-Busch InBev Worldwide
4.900%, 02/01/46	107,000	98,736
5.450%, 01/23/39	65,000	66,983
BAT Capital
4.390%, 08/15/37	315,000	289,175
4.625%, 03/22/33	255,000	252,665
5.350%, 08/15/32	180,000	186,966
5.834%, 02/20/31	190,000	201,666
Reynolds American
8.125%, 05/01/40	45,000	53,295
		1,361,434
ENERGY — 2.7%
Continental Resources
2.268%, 11/15/26 (B)	225,000	221,617
Energy Transfer
5.350%, 01/15/36	260,000	259,719
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	237,661
Hess
5.800%, 04/01/47	215,000	222,302
6.000%, 01/15/40	355,000	382,277
HF Sinclair
5.000%, 02/01/28	100,000	99,983
Occidental Petroleum
6.450%, 09/15/36	215,000	229,338

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
ONEOK
5.400%, 10/15/35	$210,000	$211,792
Petroleos Mexicanos
7.690%, 01/23/50	275,000	247,396
Raizen Fuels Finance
6.250%, 07/08/32 (B)	310,000	259,625
Saudi Arabian Oil
6.375%, 06/02/55 (B)	130,000	133,236
SM Energy
8.375%, 07/01/28 (B)	209,000	215,123
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	158,675
Venture Global LNG
9.875%, 02/01/32 (B)	185,000	195,600
		3,074,344
FINANCIALS — 10.2%
Atlas Warehouse Lending
4.625%, 11/15/28 (B)	250,000	251,112
5.250%, 01/15/33 (B)	255,000	255,376
Avolon Holdings Funding
5.750%, 11/15/29 (B)	295,000	306,526
5.750%, 03/01/29 (B)	160,000	165,756
6.375%, 05/04/28 (B)	160,000	166,521
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	205,000	204,052
5.288%, SOFRRATE + 1.910%, 04/25/34 (A)	200,000	205,453
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	370,000	383,646
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/30 (A)	255,000	255,651
CI Financial
3.200%, 12/17/30	675,000	612,803
Citibank
5.570%, 04/30/34	170,000	178,941
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	490,000	444,478
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	325,000	333,938
8.125%, 07/15/39	165,000	209,816
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	387,676
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/74 (B) (C)	725,000	174,000

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	$140,000	$142,430
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	143,991
Drawbridge Special Opportunities Fund
5.950%, 09/17/30 (B)	315,000	300,579
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/54 (A) (B)	405,000	382,574
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	173,295
Goldman Sachs Capital I
6.345%, 02/15/34	340,000	362,533
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	410,000	366,646
4.939%, SOFRRATE + 1.330%, 10/21/36 (A)	190,000	187,351
5.065%, SOFRRATE + 1.190%, 01/21/37 (A)	280,000	278,799
5.536%, SOFRRATE + 1.380%, 01/28/36 (A)	265,000	273,949
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	389,260
Jackson Financial
3.125%, 11/23/31	265,000	241,165
Jefferies Financial Group
5.500%, 02/15/36	245,000	241,844
JPMorgan Chase
4.810%, SOFRRATE + 1.190%, 10/22/36 (A)	320,000	315,451
5.572%, SOFRRATE + 1.680%, 04/22/36 (A)	225,000	234,754
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	315,000	333,552
Mercury General
4.400%, 03/15/27	139,000	138,940
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	265,000	263,336
4.238%, SOFRRATE + 0.800%, 01/09/30 (A)	405,000	405,767
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	265,000	274,131
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	297,542
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	195,684
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/80 (A) (B)	305,000	307,026
State Street
4.985%, TSFR3M + 1.262%, 06/15/47 (A)	145,000	130,912
UBS Group
7.000%, USISSO05 + 3.321%, 07/08/76 (A) (B) (C)	200,000	202,461

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Wells Fargo
4.182%, SOFRRATE + 0.740%, 01/23/30 (A)	$235,000	$235,197
5.433%, SOFRRATE + 1.230%, 01/23/47 (A)	125,000	122,514
Willis North America
4.550%, 03/15/31	200,000	199,866
		11,677,294
HEALTH CARE — 2.7%
Amgen
6.375%, 06/01/37	135,000	149,362
Centene
3.000%, 10/15/30	175,000	156,734
4.625%, 12/15/29	340,000	331,432
CommonSpirit Health
4.975%, 09/01/35	245,000	241,355
CVS Health
1.875%, 02/28/31	205,000	180,543
5.050%, 03/25/48	435,000	382,542
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	145,542
HCA
3.500%, 07/15/51	305,000	206,994
3.500%, 09/01/30	185,000	177,868
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/29 (B)	210,000	215,421
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	365,000	356,067
PeaceHealth Obligated Group
4.855%, 11/15/32	230,000	231,718
Royalty Pharma
5.200%, 09/25/35	245,000	246,276
		3,021,854
INDUSTRIALS — 1.5%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	179,467
4.950%, 09/10/34	225,000	223,510
6.500%, H15T5Y + 2.441%, 01/31/56 (A)	215,000	221,092
American Airlines Pass Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/38	110,000	108,632
BAE Systems
5.250%, 03/26/31 (B)	220,000	228,391
Boeing
6.298%, 05/01/29	340,000	361,155

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
SMBC Aviation Capital Finance DAC
5.250%, 11/26/35 (B)	$335,000	$333,861
		1,656,108
INFORMATION TECHNOLOGY — 2.2%
Broadcom
3.419%, 04/15/33	109,000	100,719
4.800%, 10/15/34	90,000	89,858
4.900%, 07/15/32	160,000	163,269
4.926%, 05/15/37 (B)	277,000	272,780
Dell International
5.100%, 02/15/36	260,000	255,468
Foundry JV Holdco
6.100%, 01/25/36 (B)	400,000	420,914
Intel
3.050%, 08/12/51	85,000	52,960
Oracle
3.600%, 04/01/40	110,000	81,245
3.800%, 11/15/37	235,000	189,216
4.375%, 05/15/55	110,000	75,472
4.450%, 09/26/30	225,000	219,623
4.800%, 09/26/32	250,000	242,031
5.375%, 09/27/54	130,000	104,449
5.950%, 09/26/55	85,000	74,951
Sprint Capital
8.750%, 03/15/32	145,000	175,598
		2,518,553
MATERIALS — 1.1%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	340,809
Braskem Netherlands Finance BV
4.500%, 01/31/30 (B)	205,000	88,209
8.000%, 10/15/34 (B)	150,000	61,172
First Quantum Minerals
7.250%, 02/15/34 (B)	225,000	236,384
8.625%, 06/01/31 (B)	310,000	325,640
FMC
8.450%, H15T5Y + 4.366%, 11/01/55 (A)	205,000	164,416
		1,216,630

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.2%
Sabra Health Care
3.900%, 10/15/29	$185,000	$181,265

UTILITIES — 4.4%
AEP Texas
5.850%, 10/15/55	125,000	122,898
Brooklyn Union Gas
6.415%, 07/18/54 (B)	220,000	226,900
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	223,600	233,998
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56 (A)	275,000	277,965
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	155,000	159,361
DTE Energy
5.050%, 10/01/35	290,000	289,013
Louisville Gas and Electric
5.450%, 04/15/33	130,000	135,718
NextEra Energy Capital Holdings
5.450%, 03/15/35	375,000	386,364
NiSource
5.350%, 04/01/34	245,000	252,444
Pacific Gas and Electric
2.100%, 08/01/27	265,000	257,340
2.500%, 02/01/31	205,000	185,358
6.100%, 01/15/29	210,000	220,243
PSEG Power
5.750%, 05/15/35 (B)	260,000	268,644
Public Service Company of Oklahoma
5.200%, 01/15/35	122,000	122,996
RWE Finance US
5.125%, 09/18/35 (B)	190,000	189,048
Southern Power
4.900%, 10/01/35	180,000	176,853
Virginia Electric and Power
5.000%, 04/01/33	125,000	127,359
5.000%, 01/15/34	382,000	386,497
Virginia Power Fuel Securitization
5.088%, 05/01/27	98,601	99,191

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Vistra Operations
4.700%, 01/31/31 (B)	$235,000	$234,671
5.250%, 10/15/35 (B)	235,000	232,672
5.700%, 12/30/34 (B)	290,000	297,303
		4,882,836
TOTAL CORPORATE OBLIGATIONS
(Cost $36,352,175)		35,468,140
U.S. TREASURY OBLIGATIONS — 25.9%

U.S. Treasury Bonds
2.000%, 08/15/51	1,525,000	870,799
3.000%, 02/15/49	2,915,000	2,140,020
3.125%, 05/15/48 (D)	2,755,000	2,085,083
4.625%, 11/15/45 to 11/15/55	3,405,000	3,295,116
4.750%, 08/15/55	1,605,000	1,569,640
4.875%, 08/15/45	705,000	709,076
U.S. Treasury Notes
3.375%, 12/31/27	2,105,000	2,098,915
3.500%, 09/30/27 to 01/15/29	9,288,000	9,268,870
3.625%, 12/31/30	1,556,000	1,543,722
3.750%, 01/31/31	1,127,000	1,124,183
3.875%, 12/31/32	3,240,000	3,211,144
4.000%, 11/15/35	1,155,000	1,131,359
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,356,449)		29,047,927
ASSET-BACKED SECURITIES — 5.4%

American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/29	265,000	268,495
Aqua Finance Issuer Trust, Ser 2025-B, Cl A
4.790%, 05/17/51 (B)	204,533	206,599
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (B)	100,000	100,595
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	37,791	38,006
ARI Fleet Lease Trust, Ser 2026-A, Cl C
4.610%, 11/15/34 (B)	110,000	110,012

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Avis Budget Rental Car Funding AESOP, Ser 2025-4A, Cl A
4.400%, 02/20/32 (B)	$105,000	$104,105
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,673
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	134,854	129,602
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (B)	77,996	70,555
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	152,574	140,008
Dell Equipment Finance Trust, Ser 2025-2, Cl C
4.530%, 03/24/31 (B)	250,000	250,668
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29 (B)	145,000	147,807
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	321,443
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	65,419	65,733
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	50,117	50,285
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	195,000	198,192
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	22,405	22,058
HPEFS Equipment Trust, Ser 2025-1A, Cl C
4.790%, 09/20/32 (B)	100,000	100,932
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (B)	250,000	252,515
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	153,713	148,968
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/55 (B)	119,295	119,376
Nelnet Student Loan Trust, Ser 2021-BA, Cl AFL
4.570%, TSFR1M + 0.894%, 04/20/62 (A) (B)	40,335	40,300
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/65 (B)	266,561	265,346
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (B) (E)	149,390	151,178
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/55 (B) (E)	312,568	313,500

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/55 (B) (E)	$98,053	$98,532
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (B) (E)	154,691	156,317
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/55 (A) (B)	147,519	148,611
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	23,919	23,616
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	86,116	82,263
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	150,000	152,467
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/35	90,000	90,399
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/28 (B)	175,000	175,988
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	54,328	54,496
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (B)	52,297	50,838
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/53 (B)	76,680	75,092
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	212,022	201,035
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (B)	92,734	85,441
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/56 (B)	185,058	187,795
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/54 (B)	—	—
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/48 (B)	50,882	50,637
South Carolina Student Loan, Ser 2015-A, Cl A
5.287%, TSFR1M + 1.614%, 01/25/36 (A)	36,730	36,737
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/50	197,704	202,338
Verizon Master Trust, Ser 2025-10, Cl C
4.670%, 10/20/33 (B)	200,000	200,123

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Verizon Master Trust, Ser 2025-5, Cl B
4.420%, 06/20/31	$130,000	$130,785
TOTAL ASSET-BACKED SECURITIES
(Cost $6,077,518)		6,097,461
FOREIGN GOVERNMENT BONDS — 1.4%

MEXICO — 0.9%
Mexico Government International Bond
Callable 11/13/54 @ 100
3.500%, 02/12/34	225,000	193,837
5.375%, 03/22/33	215,000	211,721
6.625%, 01/29/38	315,000	327,427
7.375%, 05/13/55	275,000	294,085
ISRAEL — 0.2%
Israel Government International Bond
5.875%, 01/13/56	200,000	194,741
SAUDI ARABIA — 0.3%
Saudi Government International Bond
5.875%, 01/12/56 (B)	280,000	272,899
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,465,876)		1,494,710
MUNICIPAL BONDS — 0.5%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	356,000	384,494
ARIZONA — 0.2%
Maricopa County Industrial Development Authority, RB Callable 09/01/29 @ 100
7.375%, 10/01/29 (B)	195,000	207,849
TOTAL MUNICIPAL BONDS
(Cost $718,109)		592,343

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

PREFERRED STOCK — 0.2%
	Shares	Value
FINANCIALS — 0.2%
Citigroup, 6.250%	8,990	$225,559
TOTAL PREFERRED STOCK
(Cost $224,750)		225,559
TOTAL INVESTMENTS — 98.6%
(Cost $113,006,464)		$110,674,665

Open futures contracts held by the Fund at January 31, 2026 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	21	Mar-2026	$4,386,150	$4,378,336	$(7,814)
U.S. 5-Year Treasury Notes	78	Mar-2026	8,552,160	8,496,516	(55,644)
			$12,938,310	$12,874,852	$(63,458)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(47)	Mar-2026	$(5,450,582)	$(5,365,344)	$85,238
			$7,487,728	$7,509,508	$21,780

Percentages are based on Net Assets of $112,274,000.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2026 was $18,559,671 and represents 16.5% of Net Assets.
(C)	Perpetual security with no stated maturity date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of January 31, 2026 was $151,367.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2026 (Unaudited)

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

UMBS — Uniform Mortgage-Backed Security

USSW5 — USD Swap Semi 30/360 5-Year

MIM-QH-001-1100